Related Party Transactions and Balances (Tables)	9 Months Ended
Sep. 30, 2017
Related Party Transactions [Abstract]
Revenues (Expenses) from Related Party Transactions
The Partnership's related party transactions were as follows for the periods indicated:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2017	2016	2017	2016
	$	$	$	$
Revenues (1)	10,446	13,733	34,664	38,651
Vessel operating expenses (2)	(8,108)	(8,889)	(23,741)	(26,951)
General and administrative (3)	(9,809)	(7,469)	(24,189)	(22,817)
Interest expense (4)(5)(6)(7)(8)	(6,946)	(6,927)	(20,840)	(15,409)

_______________

(1)
Includes revenue from time-charter-out or bareboat contracts with subsidiaries of Teekay Corporation, including management fees from ship management services provided by the Partnership to a subsidiary of Teekay Corporation. The nine months ended September 30, 2016 includes an early termination fee received by the Partnership from Teekay Corporation of $4.0 million.

(2)	Includes ship management and crew training services provided by Teekay Corporation.

(3)
Includes commercial, technical, strategic, business development and administrative management fees charged by Teekay Corporation and reimbursements to Teekay Corporation and the general partner for costs incurred on the Partnership’s behalf.

(4)
Includes a guarantee fee related to the final bullet payment of the Piranema Spirit FPSO debt facility, which was repaid in March 2017, and for the Partnership's liabilities associated with the long-term debt financing relating to the East Coast of Canada shuttle tanker newbuildings and certain of the Partnership's interest rate swaps and cross currency swaps (see notes 6i and 7).

(5)
Includes interest expense of $4.7 million and $14.6 million, respectively, for the three and nine months ended September 30, 2017, incurred on the 2016 Teekay Corporation Promissory Note (see note 6g), which bore interest at an annual rate of 10.00% on the outstanding principal balance of $200.0 million, which was acquired by Brookfield on September 25, 2017 (see note 6h).

(6)
Includes interest expense of $0.3 million for the three and nine months ended September 30, 2017, incurred on the Brookfield Promissory Note (see note 6h). The subordinated promissory note bears interest at an annual rate of 10.00% on the outstanding principal balance, which as at September 30, 2017, was $200.0 million. The Brookfield Promissory Note was recorded at the relative fair value at its acquisition date of $163.6 million. The Brookfield Promissory Note is recorded net of debt issuance costs on the Partnership's unaudited consolidated balance sheet as at September 30, 2017. The outstanding principal balance, together with accrued interest, is payable in full on January 1, 2022.

(7)
Includes interest expense of $3.2 million for the nine months ended September 30, 2016, incurred on a $100.0 million convertible promissory note issued to Teekay Corporation, which bore interest at an annual rate of 6.50% on the outstanding principal balance. The convertible promissory note was refinanced on July 1, 2016 under the 2016 Teekay Corporation Promissory Note.

(8)
Includes interest expense of $5.0 million for the nine months ended September 30, 2016, incurred on a $100.0 million, six-month loan made by Teekay Corporation to the Partnership on January 1, 2016, which bore interest at an annual rate of 10.00% on the outstanding principal balance. The loan was refinanced on July 1, 2016 under the 2016 Teekay Corporation Promissory Note.